Segment Financial Data (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Schedule Of Segment Reporting Information By Segment [Table Text Block]

	Net Sales			Operating Profits
(dollars in millions)	2016	2015	2014	2016	2015	2014
Otis	$11,893	$11,980	$12,982	$2,147	$2,338	$2,640
UTC Climate, Controls & Security	16,851	16,707	16,823	2,956	2,936	2,782
Pratt & Whitney	14,894	14,082	14,508	1,545	861	2,000
UTC Aerospace Systems	14,465	14,094	14,215	2,298	1,888	2,355
Total segment	58,103	56,863	58,528	8,946	8,023	9,777
Eliminations and other	(859)	(765)	(628)	(368)	(268)	304
General corporate expenses	—	—	—	(406)	(464)	(488)
Consolidated	$57,244	$56,098	$57,900	$8,172	$7,291	$9,593

	Total Assets			Capital Expenditures			Depreciation & Amortization
(dollars in millions)	2016	2015	2014	2016	2015	2014	2016	2015	2014
Otis	$8,867	$8,846	$9,313	$94	$83	$87	$171	$176	$209
UTC Climate, Controls & Security	21,787	21,287	21,217	340	261	228	354	337	349
Pratt & Whitney	22,971	20,336	18,143	725	692	692	550	476	390
UTC Aerospace Systems	34,093	34,736	35,034	452	537	533	807	796	807
Total segment	87,718	85,205	83,707	1,611	1,573	1,540	1,882	1,785	1,755
Eliminations and other	1,988	2,279	2,631	88	79	54	80	78	65
Consolidated	$89,706	$87,484	$86,338	$1,699	$1,652	$1,594	$1,962	$1,863	$1,820

Schedule of Revenues From External Customers And Long Lived Assets By Geographic Areas [Table Text Block]

	External Net Sales			Operating Profits			Long-Lived Assets
(dollars in millions)	2016	2015	2014	2016	2015	2014	2016	2015	2014
United States Operations	$32,335	$30,989	$30,814	$4,566	$4,391	$5,067	$4,822	$4,517	$4,211
International Operations
Europe	11,151	10,945	12,587	1,933	1,882	2,238	1,538	1,525	1,577
Asia Pacific	8,260	8,425	8,746	1,484	1,641	1,712	999	994	995
Other	5,479	5,584	5,511	963	109	760	1,325	1,273	1,379
Eliminations and other	19	155	242	(774)	(732)	(184)	474	423	430
Consolidated	$57,244	$56,098	$57,900	$8,172	$7,291	$9,593	$9,158	$8,732	$8,592

Schedule Of Revenue By Major Customers By Reporting Segments [Table Text Block]

(dollars in millions)	2016	2015	2014
Pratt & Whitney	$3,187	$2,945	$3,126
UTC Aerospace Systems	2,301	2,409	2,459
Other	138	276	294
	$5,626	$5,630	$5,879

Revenue from External Customers by Geographic Areas [Table Text Block]

(dollars in millions)	2016	2015	2014
Europe	$5,065	$4,366	$4,137
Asia Pacific	3,449	2,902	3,469
Other	2,313	2,473	2,670
	$10,827	$9,741	$10,276